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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10455

                          Pioneer Global High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2004 through April 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



                                     PIONEER
                             -----------------------
                                     GLOBAL
                                   HIGH YIELD
                                      FUND

                                   Semiannual
                                     Report

                                     4/30/05


                                 [Logo] Pioneer
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1
Portfolio Summary                                               2
Prices and Distributions                                        3
Performance Update                                              4
Comparing Ongoing Fund Expenses                                 7
Portfolio Management Discussion                                 9
Schedule of Investments                                        13
Financial Statements                                           27
Notes to Financial Statements                                  34
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        41
The Pioneer Family of Mutual Funds                             46
Trustees, Officers and Service Providers                       47

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 4/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

U.S. stocks moved higher early in 2005, with the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average advancing to three-year highs in early March. But from then on, soaring prices for heating oil and gasoline, plus the steady ratcheting up of interest rates by the Federal Reserve Board overwhelmed sentiment and caused stocks to retrace their gains. By the end of April, the Dow Industrials, the S&P 500 and the tech-heavy NASDAQ composite were in negative territory for the year.

With investors less welcoming of risk and the economy giving mixed signals, value stocks were more resilient than growth stocks. In addition, large-capitalization stocks held up better than small- and mid-sized issues that might be more vulnerable in an economic "soft patch," in the phrase of Federal Reserve Board Chairman Alan Greenspan.

Determined to prevent damaging inflation, the Fed has repeatedly raised short-term interest rates. As a result, bond returns were modestly negative in most sectors. Fixed-income investors also became more risk-averse; high-yield and other corporate sectors retrenched after a run of stellar performance while Treasuries and mortgage-backed securities showed small declines, with long-term issues showing positive. Municipal revenue bonds trended higher even against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought at least a pause in its long, sharp drop. But the stronger dollar muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities continued to thrive on heavy demand from China and elsewhere. Meanwhile, growth in Japan may have stalled, and Europe's expansion moved ahead slowly.

We believe that the U.S. economy and corporate earnings will continue to grow at a moderate pace. Oil prices have receded from their record highs, but high energy costs and rising interest rates may be in the headlines for a while. Looking beyond present concerns, Pioneer's global investment experts continue to find stocks and bonds with attractive long-term potential for our domestic and international funds.

Expanding your opportunities

This period was like all others; different classes of investments delivered different returns. That's why allocating your portfolio across several investment categories is one way to seek wider opportunities. Pioneer's disciplined approach and growing range of products are designed to help you achieve this important objective. For thoughtful guidance on how to align your portfolio with your goals, contact your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood,
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

Corporate Bonds 89.9%
Foreign Government Bonds 4.2%
Temporary Cash Investment 3.0%
Convertible Corporate Bonds 1.0%
Municipal Bonds 1.0%
Collateralized Mortgage Obligations 0.5%
Asset Backed Securities 0.4%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)

 1.   Kvaerner A.S., 0.0%, 10/30/11                  2.12%
 2.   Braskem SA, 11.75%, 1/22/14                    2.03
 3.   CSN Islands IX Corp., 10.0%, 1/15/15 (144A)    1.88
 4.   Noble Group, Ltd., 6.625%, 3/17/15 (144A)      1.78
 5.   J Ray McDermott SA, 11.0%, 12/15/13 (144A)     1.60
 6.   Invista, 9.25%, 5/1/12 (144A)                  1.58
 7.   Stanadyne Corp., 0.0%, 2/15/15                 1.48
 8.   Continental Air, Inc., 7.568%, 12/1/06         1.41
 9.   Basell Finance Co., 8.1%, 3/15/27 (144A)       1.33
10.   Alrosa Finance SA, 8.875%, 11/17/14 (144A)     1.26

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------


 Class          4/30/05         10/31/04
-------         ---------       ---------
    A           $11.83          $11.79
    B           $11.80          $11.76
    C           $11.77          $11.74


Distributions Per Share
--------------------------------------------------------------------------------


                             11/1/04 - 4/30/05
                -------------------------------------------
                    Net
                 Investment     Short-Term      Long-Term
 Class             Income     Capital Gains   Capital Gains
-------         ------------ --------------- --------------
    A           $0.4510         $ -                  $ -
    B           $0.4035         $ -                  $ -
    C           $0.4065         $ -                  $ -

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund at public offering price, compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

Average Annual Total Returns
(As of April 30, 2005)


                        Net Asset    Public
                          Value     Offering
Period                    (NAV)    Price (POP)
Life-of-Class
(8/27/01)                15.18%      13.75%
1 Year                   13.42        8.32

[The following data was represented as a mountain chart in the printed material.]

           Pioneer Global       ML Global High Yield and
           High Yield Fund      Emerging Markets Plus Index
8/01        9550                10000
           10163                10158
4/03       12102                11603
           14238                13335
4/30       16148                14721

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 4.5% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund's investment advisor, Pioneer Investment Management, Inc., reduced its management fee and subsidized other Fund expenses; otherwise, returns would have been lower.

Index comparison begins on August 31 2001. The ML Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and border-line investment-grade global debt markets denominated in the major developed market currencies. The Index includes sovereign issuers rated BBB1 and lower along with corporate issuers rated BB1 and lower. There are no restrictions on issuer country of domicile. However, the bonds must be publicly issued in a developed market (i.e., investment-grade country). Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund, compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

Average Annual Total Returns
(As of April 30, 2005)

                           If          If
Period                    Held      Redeemed
Life-of-Class
(12/1/03)                11.06%       8.39%
1 Year                   12.51        8.51

[The following data was represented as a mountain chart in the printed material.]

           Pioneer Global       ML Global High Yield and
           High Yield Fund      Emerging Markets Plus Index
11/03      10000                10000
           10277                10318
 4/05      11163                11389

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

During the period, the investment advisor waived or reimbursed certain expenses. Without this waiver, returns would have been lower.

Index comparison begins November 30, 2003. The ML Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and border-line investment-grade global debt markets denominated in the major developed market currencies. The Index includes sovereign issuers rated BBB1 and lower along with corporate issuers rated BB1 and lower. There are no restrictions on issuer country of domicile. However, the bonds must be publicly issued in a developed market (i.e., investment-grade country). Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund, compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

Average Annual Total Returns
(As of April 30, 2005)

                           If          If
Period                    Held      Redeemed
Life-of-Class
(12/1/03)                10.55%      10.55%
1 Year                   12.50       12.50

[The following data was represented as a mountain chart in the printed material.]

           Pioneer Global       ML Global High Yield and
           High Yield Fund      Emerging Markets Plus Index
11/03      10000                10000
           10211                10318
 4/05      11487                11389

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of acquiring (either by purchasing or exchanging) Fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

During the period, the investment advisor waived or reimbursed certain expenses. Without this waiver, returns would have been lower.

Index comparison begins November 30, 2003. The ML Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and border-line investment-grade global debt markets denominated in the major developed market currencies. The Index includes sovereign issuers rated BBB1 and lower along with corporate issuers rated BB1 and lower. There are no restrictions on issuer country of domicile. However, the bonds must be publicly issued in a developed market (i.e., investment-grade country). Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield Fund

Based on actual returns from November 1, 2004 through April 30, 2005

Share Class                           A              B             C
--------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00
On 11/1/04

Ending Account Value              $1,041.70      $1,037.40      $1,036.80
On 4/30/05

Expenses Paid During Period*      $    4.66      $    8.79      $    8.43

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, 1.74% and 1.67% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from November 1, 2004 through April 30, 2005

Share Class                           A              B             C
--------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00
On 11/1/04

Ending Account Value              $1,020.23      $1,016.17      $1,016.51
On 4/30/05

Expenses Paid During Period*      $    4.61      $    8.70      $    8.35

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, 1.74% and 1.67% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/05
--------------------------------------------------------------------------------

High-yield investments experienced two very different environments during the six months ending April 30, 2005. During the first half of the period, the backdrop was very favorable for high-yield investing, as economies throughout the world continued to expand at healthy rates and corporate profits grew. However, in the second half of the period, reports of slowing economic growth raised anxieties, especially as the U.S. Federal Reserve continued to raise short-term interest rates. In the following discussion, Andrew D. Feltus, a member of the team managing Pioneer Global High Yield Fund, provides an update on the Fund, its investment strategies and the investment environment during the six months.

Q:   How did the Fund perform?

A: The Fund continued to outdistance its benchmarks and its competitive peer group. For the six months ended April 30, 2005, the Fund's Class A shares returned 4.17% while Class B and Class C shares returned, respectively, 3.74% and 3.68%, all at net asset value. During the same six months, the Merrill Lynch Global High Yield and Emerging Markets Plus Index rose 1.77%, while the Merrill Lynch High Yield Master II Index, a benchmark for the domestic high-yield bond market, was flat with a return of 0.00%. For the six months, the average return of the 93 competitive funds in the Lipper Global Income Fund category was 3.34%.

     The Fund also sustained a good income stream. The 30-day SEC yield for Class A shares on April 30, 2005, was 6.80%.

     Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/05                              (continued)
--------------------------------------------------------------------------------

Q:   What were the principal factors affecting performance?

A: Optimism pervaded high-yield bond markets throughout the world during the first half of the period. The U.S. market was riding the crest of a 4% growth rate in Gross Domestic Product during 2004. Globally, the 5% growth rate was the highest in more than 40 years. With earnings also rising, investor confidence in lower-rated debt - whether corporate bonds or emerging market sovereign debt - remained high. However, beginning in February, concerns started to re-emerge about the sustainability of the positive environment, especially in view of the U.S. Federal Reserve Board's continued policy to increase short-term interest rates.

     In the United States, those worries were exacerbated by poor earnings reports by auto giants General Motors and Ford. The concern was that if debt for both GM and Ford were to be downgraded from investment-grade to below-investment grade, the two companies would together be responsible for 15% of the domestic high-yield bond market. This feared massive technical change in the high-yield market was enough to send high-yield indices into a tailspin. (Note to readers: After the fiscal period ended, the Standard & Poor's rating service downgraded the debt of GM and Ford to BB and BB+, respectively.)

     Outside the United States, there also was evidence of a slowing of growth in Japan and in Europe, but other markets held up better than the U.S. high-yield markets.

Q:   What contributed to the Fund's strong relative performance?

A: When high-yield bonds were most in demand during the first three months of the period, we started to sell some of our riskier positions into the strong market, adopting a more conservative stance during the final three months when the markets corrected. This helped performance. We tended to sell the riskier U.S. and European high-yield bonds as well as some emerging market debt. Within the emerging markets, we focused on those areas that presented less risk, such as Russia and Peru, rather than countries with greater risk, such as Venezuela and Turkey. We also reduced our exposure to non-dollar currencies. For much of the previous two years, our investments in non-dollar currencies had accounted for 20% or more of Fund assets, but we reduced that to about 12%. This tactic mitigated the effects of the strengthening of the U.S. dollar in the final weeks of the period.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     At the end of the six-month period, on April 30, 2005, we had allocated approximately 62% of assets to U.S. high-yield corporate debt; 9% to international high-yield bonds; 28% to emerging market debt, and about 1% to cash. Average credit quality was B.

     In addition, we tended to have good security selection. Several of our holdings, for example, announced initial public stock offerings which allowed them to pay down their outstanding high-yield debt. These companies included Refco, a financial clearing house, and Celanese, a chemical company.

Q: What were some of the other investments that notably influenced performance?

A: Two of our holdings, Metro PCS, a wireless telecommunications service provider, and Ardent Healthcare, a managed care company, bought back existing high-yield bonds at large premiums to their current prices. The bonds of Seabulk, an oil and shipping services company, also were tendered as the company was taken over by Seacore Holdings.

     Merger and acquisition activity played a role in Fund performance. Securities of Bombardier, a Canadian airplane and train manufacturer, rose as the company sold some of its assets to General Electric, while the value of bonds issued by Mobifon Holdings, a Romanian company, appreciated on news that the company was being acquired by Vodafone. We sold the Mobifon securities.

     Our investments in Brazilian corporate bonds were particularly successful. Bonds that did well included those of Braskem, a chemical company, and CSN, a steel corporation. Both companies reported strong earnings, and their bonds paid above-average income in relation to their credit risks.

     Securities issued by Ispat, a global steel company with operations in India, Europe and the United States, also performed well before we reduced our position because of concerns about future earnings prospects for the steel industry as the economic cycle progressed.

     We also had some disappointments, notably among investments in several Asian high-yield corporate bonds, including: Vedanta, an Indian metal company; Asia Aluminum, which is based in China, and Noble Group, a Singapore-based commodity trader. The value of bonds of all three companies declined in the final weeks of the six-month period, despite strong fundamentals in all three firms.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/05                              (continued)
--------------------------------------------------------------------------------

     We continue to have confidence in these investments, however, and even added to our positions to take advantage of the lower prices.

Q:   What is your investment outlook?

A: We think high-yield bonds again offer reasonably good investment value, especially if the Federal Reserve is nearing the conclusion of its cycle of interest-rate hikes. We feel if the Fed stops raising rates in the coming months, economic growth and fundamentals should continue to be positive, and corporate credit should be good.

     We expect to continue to seek investment opportunities through good selection of companies, countries and currencies.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Fund will generally rise. Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)
--------------------------------------------------------------------------------

    Principal
      Amount                                                                Value
                    CONVERTIBLE CORPORATE BONDS - 1.0%
                    Transportation - 1.0%
                    Marine - 1.0%
$    4,500,000      CP Ships, Ltd., 4.0%, 6/30/24 (144A)                $  4,201,875
     1,600,000      CP Ships, Ltd., 4.0%, 6/30/24                          1,494,000
                                                                        ------------
                    Total Transportation                                $  5,695,875
                                                                        ------------
                    Pharmaceuticals & Biotechnology - 0.0%
                    Biotechnology - 0.0%
        10,000      Cubist Pharmaceuticals, 5.5%, 11/1/08               $      8,988
                                                                        ------------
                    Total Pharmaceuticals & Biotechnology               $      8,988
                                                                        ------------
                    TOTAL CONVERTIBLE CORPORATE BONDS
                    (Cost $5,855,962)                                   $  5,704,863
                                                                        ------------
                    ASSET BACKED SECURITIES - 0.4%
                    Utilities - 0.4%
                    Electric Utilities - 0.4%
     2,331,890      FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)     $  2,375,613
                                                                        ------------
                    Total Utilities                                     $  2,375,613
                                                                        ------------
                    TOTAL ASSET BACKED SECURITIES
                    (Cost $2,409,908)                                   $  2,375,613
                                                                        ------------
                    COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
                    Diversified Financials - 0.5%
     2,500,000      Tower 2004-2A F 6.376%, 12/15/14                    $  2,492,810
                                                                        ------------
                    Total Diversified Financials                        $  2,492,810
                                                                        ------------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                    (Cost $2,500,000)                                   $  2,492,811
                                                                        ------------
                    CORPORATE BONDS - 90.6%
                    Energy - 7.4%
                    Oil & Gas Equipment & Services - 4.9%
     1,009,000      Holly Energy Partners LP, 6.25%, 3/1/15 (144A)      $    948,460
     7,733,000      J Ray McDermott SA, 11.0%, 12/15/13 (144A)             8,544,965
NOK 85,428,200      Kvaerner ASA, 0.0%, 10/30/11 (d)                      11,351,866
     1,500,000      Seabulk International, Inc., 9.5%, 8/15/13             1,693,125
    29,000,000      Sevan Marine, 9.0%, 3/31/08                            4,587,591
                                                                        ------------
                                                                        $ 27,126,007
                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

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SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------


Principal
 Amount                                                                  Value
                Oil & Gas Exploration & Production - 2.4%
$   60,000      Baytex Energy, Ltd., 9.625%, 7/15/10 (144A)          $     62,550
 2,600,000      Baytex Energy, Ltd., 9.625%, 7/15/10                    2,710,500
 3,335,000      Delta Petroleum Corp. 7.0%, 4/1/15 (144A)               3,151,575
    15,000      Energy Partners, Ltd., 8.75%, 8/1/10                       15,750
 1,900,000      Gaz Capital SA, 8.625%, 4/28/34 (144A)                  2,175,500
 2,000,000      Gazprom International SA., 7.201%, 2/1/20 (144A)        2,080,000
 1,525,000      Stone Energy Corp., 6.75%, 12/15/14                     1,448,750
 1,400,000      Tengizchevroil LLP, 6.124%, 11/15/14 (144A)             1,403,500
                                                                     ------------
                                                                     $ 13,048,125
                                                                     ------------
                Oil & Gas Refining Marketing & Transportation - 0.1%
   300,000      Markwest Energy Partners, 6.875%, 11/1/14
                  (144A)                                             $    294,000
                                                                     ------------
                Total Energy                                         $ 40,468,132
                                                                     ------------
                Materials - 22.2%
                Aluminum - 1.2%
 6,850,000      Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)        $  6,490,375
                                                                     ------------
                Commodity Chemicals - 2.4%
   515,000      Arco Chemical Co., 9.8%, 2/1/20                      $    569,075
 3,790,000      Aventine Renewable Energy, Floating Rate Note,
                  12/15/11 (144A)                                       3,448,900
   780,000      Braskem SA, 11.75%, 1/22/14 (144A)                        877,500
 7,925,000      Invista, 9.25%, 5/1/12 (144A)                           8,450,031
                                                                     ------------
                                                                     $ 13,345,506
                                                                     ------------
                Diversified Chemical - 0.2%
   640,000      Huntsman International LLC, 10.125%, 7/1/09          $    851,847
    12,000      Huntsman International LLC, 10.125%, 7/1/09                15,972
                                                                     ------------
                                                                     $    867,819
                                                                     ------------
                Diversified Metals & Mining - 1.9%
 2,900,000      Freeport-McMoran Copper & Gold, 6.875%, 2/1/09       $  2,726,000
 2,550,000      Vale Overseas, Ltd., 8.25%, 1/17/34                     2,658,375
 5,395,000      Vedenta Resources Plc, 6.625%, 2/22/10 (144A)           5,114,298
                                                                     ------------
                                                                     $ 10,498,673
                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
  Amount                                                                  Value
                 Forest Products - 1.0%
$ 5,350,000      Sino Forest Corp., 9.125%, 8/17/11 (144A)            $  5,617,500
                                                                      ------------
                 Metal & Glass Containers - 1.0%
  3,885,000      Anchor Glass Container, 11.0%, 2/15/13               $  3,146,850
  2,650,000      Vitro Envases Norteamerica, 10.75%, 7/23/11
                   (144A)                                                2,583,750
                                                                      ------------
                                                                      $  5,730,600
                                                                      ------------
                 Paper Packaging - 1.0%
  4,325,000      AEP Industries, Inc., 7.875%, 3/15/13 (144A)         $  4,291,745
  1,000,000      Vitro Envases Norteamrca, 10.75%, 7/23/11 (144A)          975,000
                                                                      ------------
                                                                      $  5,266,745
                                                                      ------------
                 Paper Products - 2.2%
  6,505,000      Graham Packaging Co., 9.875%, 10/15/14 (144A)        $  6,212,275
  6,610,000      Mercer International, Inc., 9.25%, 2/15/13              6,081,200
                                                                      ------------
                                                                      $ 12,293,475
                                                                      ------------
                 Precious Metals & Minerals - 1.2%
  6,400,000      Alrosa Finance SA, 8.875%, 11/17/14 (144A)           $  6,720,000
                                                                      ------------
                 Specialty Chemicals - 7.5%
  7,025,000      Basell Finance Co., 8.1%, 3/15/27 (144A)             $  7,103,898
  9,670,000      Braskem SA, 11.75%, 1/22/14                            10,878,750
  9,605,000      Crystal US Holdings, Inc., 10.5%, 10/1/14 (144A)        6,243,250
  5,000,000      Ferro Corp., 7.625%, 5/1/13                             5,173,340
  1,055,000      OM Group, Inc., 9.25%, 12/15/11                         1,065,550
  5,700,000      Resolution Performance Products, 13.5%, 11/15/10        6,170,250
  1,000,000      Rhodia SA, 8.0%, 6/1/10 (144A)                          1,228,132
  2,480,000      Rhodia SA, 9.25%, 6/1/11                                2,934,141
                                                                      ------------
                                                                      $ 40,797,311
                                                                      ------------
                 Steel - 2.6%
  1,000,000      CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)       $  1,030,000
  9,745,000      CSN Islands IX Corp., 10.0%, 1/15/15 (144A)            10,037,350
  3,000,000      Edgen Acquisition Corp., 9.875%, 2/1/11 (144A)          2,925,000
                                                                      ------------
                                                                      $ 13,992,350
                                                                      ------------
                 Total Materials                                      $121,620,354
                                                                      ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------


  Principal
   Amount                                                                 Value
                 Capital Goods - 5.3%
                 Aerospace & Defense - 1.4%
$ 1,925,000      Bombardier Capital Funding LP, 6.125%, 5/14/07       $  2,518,875
  5,050,000      Hawk Corp., 8.75%, 11/1/14                              5,201,500
                                                                      ------------
                                                                      $  7,720,375
                                                                      ------------
                 Building Products - 0.9%
  4,975,000      Builders Firstsource, Inc., Floating Rate Note,
                   2/15/12                                            $  4,825,750
    150,000      US Concrete, Inc., 8.375%, 4/1/14                         145,125
                                                                      ------------
                                                                      $  4,970,875
                                                                      ------------
                 Construction, Farm Machinery & Heavy Trucks - 0.7%
     20,000      Hines Nurseries, Inc., 10.25%, 10/1/11               $     21,000
  2,170,000      Navistar Financial Corp., 6.25%, 3/1/12 (144A)          1,909,600
  1,975,000      Navistar International, 7.5%, 6/15/11                   1,866,375
                                                                      ------------
                                                                      $  3,796,975
                                                                      ------------
                 Heavy Electrical Equipment - 0.6%
  3,030,000      Altra Industrial Motion, 9.0%, 12/1/11 (144A)        $  3,007,275
                                                                      ------------
                 Trading Companies & Distributors - 1.7%
 10,680,000      Noble Group, Ltd., 6.625%, 3/17/15 (144A)            $  9,520,227
                                                                      ------------
                 Total Capital Goods                                  $ 29,015,727
                                                                      ------------
                 Commercial Services & Supplies - 6.0%
                 Diversified Commercial Services - 3.5%
  1,500,000      Cornell Co's, Inc., 10.75%, 7/1/12                   $  1,560,000
  6,880,000      Hydrochem Industrial Services, 9.25%, 2/15/13
                   (144A)                                                6,467,200
  5,720,000      Park-Ohio Industries, Inc., 8.375%, 11/15/14
                   (144A)                                                5,148,000
  6,275,000      United Rentals NA, Inc., 7.75%, 11/15/13 (c)            5,882,813
                                                                      ------------
                                                                      $ 19,058,013
                                                                      ------------
                 Environmental Services - 2.1%
  5,885,000      Clean Harbors, Inc., 11.25%, 7/15/12 (144A)          $  6,532,350
  5,300,000      Waste Services, Inc., 9.5%, 4/15/14 (144A)              5,260,250
                                                                      ------------
                                                                      $ 11,792,600
                                                                      ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


 Principal
  Amount                                                                  Value
                 Human Resource & Employment Services - 0.4%
$ 2,200,000      Knowledge Learning Center, 7.25%, 2/1/15
                   (144A)                                             $  2,090,000
                                                                      ------------
                 Total Commercial Services & Supplies                 $ 32,940,613
                                                                      ------------
                 Transportation - 9.1%
                 Airlines - 2.9%
  1,528,044      American Airlines, 7.377%, 5/23/19                   $  1,013,165
  1,888,654      American Airlines, 8.97%, 3/29/08                       1,600,805
  1,093,916      American Airlines, 9.71%, 1/30/07                       1,006,402
    810,000      AMR Corp., 9.0%, 8/1/12                                   603,450
  3,158,000      AMR Corp., 9.0%, 9/15/16 (c)                            2,321,130
    275,000      AMR Corp., 9.8%, 10/1/21                                  169,125
  9,285,000      Continental Air, Inc., 7.568%, 12/1/06                  7,555,399
    250,000      Northwest Airlines, Inc., 7.875%, 3/15/08 (c)             125,000
  3,500,000      Northwest Airlines, Inc., 10.0%, 2/1/09 (c)             1,750,000
                                                                      ------------
                                                                      $ 16,144,476
                                                                      ------------
                 Airport Services - 0.1%
    525,000      K&F Acquisition, Inc., 7.75%, 11/15/14 (144A)        $    514,500
                                                                      ------------
                 Marine - 3.4%
  5,000,000      H-Lines Finance Holding, 11.0%, 4/1/13 (144A)        $  3,862,500
  5,375,000      Ship Finance International, Ltd., 8.5%, 12/15/13        5,106,250
  5,460,000      Stena AB, 7.0%, 12/1/16                                 4,914,000
    975,000      Stena AB, 7.5%, 11/1/13                                   943,313
  3,675,000      Trailer Bridge, Inc., 9.25%, 11/15/11 (144A)            3,675,000
                                                                      ------------
                                                                      $ 18,501,063
                                                                      ------------
                 Railroads - 2.7%
      5,250      Atlantic Express Transport, 12.25%, 4/15/08          $  5,000,625
  4,600,000      Progress Rail Services Corp., 7.75%, 4/1/12
                   (144A)                                                4,577,000
  4,980,000      TFM SA DE CV, 9.375%, 5/1/12 (144A)                     5,004,900
                                                                      ------------
                                                                      $ 14,582,525
                                                                      ------------
                 Total Transportation                                 $ 49,742,564
                                                                      ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------


 Principal
  Amount                                                               Value
                 Automobiles & Components - 3.9%
                 Auto Parts & Equipment - 3.6%
$ 3,874,000      Delphi Corp., 6.55%, 6/15/06 (c)                  $  3,622,190
 13,800,000      Stanadyne Corp., Floating Rate Note, 2/15/15
                   (144A)                                             7,935,000
  1,500,000      Stanadyne Corp., 10.0%, 8/15/14                      1,455,000
  2,450,000      Sun Sage BV, 8.25%, 3/26/09 (144A)                   2,535,750
  3,140,000      Tenneco Automotive, Inc., 8.625%, 11/15/14
                   (144A)                                             2,865,250
  1,400,000      UGS Corp., 10.0%, 6/1/12 (144A)                      1,498,000
                                                                   ------------
                                                                   $ 19,911,190
                                                                   ------------
                 Tires & Rubber - 0.3%
  1,850,000      Cooper Standard Auto, 8.375%, 12/15/14 (144A)     $  1,350,500
                                                                   ------------
                 Total Automobiles & Components                    $ 21,261,690
                                                                   ------------
                 Consumer Durables & Apparel - 0.9%
                 Apparel, Accessories & Luxury Goods - 0.5%
  3,580,000      Visant Holding Corp., 0.0%, 12/1/13 (d)           $  2,595,500
                                                                   ------------
                 Homebuilding - 0.4%
  2,820,000      WCI Communities, Inc., 6.625%, 3/15/15 (144A)     $  2,566,200
                                                                   ------------
                 Total Consumer Durables & Apparel                 $  5,161,700
                                                                   ------------
                 Consumer Services - 0.9%
                 Casinos & Gaming - 0.6%
  3,055,000      MTR Gaming Group, 9.75%, 4/1/10                   $  3,329,950
                                                                   ------------
                 Hotels, Resorts & Cruise Lines - 0.3%
    400,000      Grupo Posadas Sa De CV, 8.75%, 10/4/11
                   (144A)                                          $    419,000
  1,000,000      Grupo Posadas Sa De CV 8.75%, 10/4/11 (144A)         1,047,500
                                                                   ------------
                                                                   $  1,466,500
                                                                   ------------
                 Total Consumer Services                           $  4,796,450
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
  Amount                                                                  Value
                 Media - 2.7%
                 Broadcasting & Cable TV - 2.2%
$  100,000       Atlantic Broadband Finance LLC, 9.375%,
                   1/15/14                                            $     94,000
 1,510,000       Innova S De R.L., 9.375%, 9/19/13                       1,651,563
 1,875,000       Kabel BW Holdings GMBH, Floating Rate Note,
                   2/3/15                                                2,230,409
 1,000,000       Kabel Deutsch Holding, Floating Rate Note,
                   12/15/14 (144A)                                       1,282,787
 2,000,000       Kabel Deutschland, 10.75%, 7/1/14 (144A)                2,854,924
 1,060,000       Kabel Deutschland GMBH, 10.625%, 7/1/14                 1,118,300
 2,100,000       NTL Cable Plc, 8.75%, 4/15/14 (144A)                    2,795,125
                                                                      ------------
                                                                      $ 12,027,108
                                                                      ------------
                 Publishing - 0.5%
 2,665,000       Sheridan Acquisition Corp., 10.25%, 8/15/11          $  2,818,238
                                                                      ------------
                 Total Media                                          $ 14,845,346
                                                                      ------------
                 Retailing - 1.3%
                 General Merchandise Stores - 1.2%
 5,500,000       Ray Acquisition, 9.375%, 3/16/15 (144A)              $  6,542,533
                                                                      ------------
                 Specialty Stores - 0.1%
   590,000       Asbury Automotive Group, 8.0%, 3/15/14               $    539,850
                                                                      ------------
                 Total Retailing                                      $  7,082,383
                                                                      ------------
                 Food & Drug Retailing - 2.4%
                 Drug Retail - 1.1%
   375,000       Duane Reade, Inc., Floating Rate Note, 12/15/10
                   (144A)                                             $    376,875
 6,260,000       Duane Reade, Inc., 9.75%, 8/1/11 (c)                    5,383,600
                                                                      ------------
                                                                      $  5,760,475
                                                                      ------------
                 Food Distributors - 1.3%
 3,250,000       Doane Pet Care Co., 9.75%, 5/15/07                   $  3,201,250
 4,095,000       Wornick Co., 10.875%, 7/15/11                           4,176,900
                                                                      ------------
                                                                      $  7,378,150
                                                                      ------------
                 Total Food & Drug Retailing                          $ 13,138,625
                                                                      ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

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SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------


 Principal
  Amount                                                               Value
                 Food, Beverage & Tobacco - 0.8%
                 Brewers - 0.8%
$ 4,519,000      Argentine Beverages, 7.375%, 3/22/12 (144A)       $  4,485,108
    120,000      Cia Brasileira de Bebida, 8.75%, 9/15/13               137,400
                                                                   ------------
                                                                   $  4,622,508
                                                                   ------------
                 Total Food, Beverage & Tobacco                    $  4,622,508
                                                                   ------------
                 Health Care Equipment & Services - 2.3%
                 Health Care Equipment - 1.0%
  5,989,000      Hanger Orthopedic Group, 10.375%, 2/15/09 (c)     $  5,689,550
                                                                   ------------
                 Health Care Facilities - 0.6%
  2,515,000      Ardent Health Systems, 10.0%, 8/15/13             $  3,045,917
                                                                   ------------
                 Health Care Services - 0.7%
  1,760,000      AMR Holdco/Emcar Holdco, 10.0%, 2/15/15
                   (144A)                                          $  1,848,000
  2,365,000      Rural/Metro Corp., 9.875%, 3/15/15 (144A)            2,246,750
                                                                   ------------
                                                                   $  4,094,750
                                                                   ------------
                 Total Health Care Equipment & Services            $ 12,830,217
                                                                   ------------
                 Pharmaceuticals & Biotechnology - 2.0%
                 Pharmaceuticals - 2.0%
  5,350,000      Mayne Group, Ltd., 5.875%, 12/1/11 (144A)         $  5,189,500
  5,890,000      Warner Chilcott Corp., 8.75%, 2/1/15 (144A)          5,772,200
                                                                   ------------
                                                                   $ 10,961,700
                                                                   ------------
                 Total Pharmaceuticals & Biotechnology             $ 10,961,700
                                                                   ------------
                 Banks - 2.8%
                 Diversified Banks - 2.8%
  4,575,000      ATF Bank JSC, 9.25%, 4/12/12 (144A)               $  4,513,695
  1,250,000      Citigroup (CJSC Russian), 8.75%, 4/14/07             1,272,750
  3,300,000      Halyk Savings Bk Kazaktn, 8.125%, 10/7/09
                   (144A)                                             3,374,250
  6,170,000      Turanalem Finance BV, 8.5%, 2/10/15 (144A)           6,170,000
                                                                   ------------
                 Total Banks                                       $ 15,330,695
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
  Amount                                                                 Value
                 Diversified Financials - 3.1%
                 Investment Banking & Brokerage - 1.4%
$ 4,960,000      Refco Finance Holdings, 9.0%, 8/1/12 (144A)         $  5,356,800
  2,100,000      Sistema Finance SA, 10.25%, 4/14/08                    2,267,790
                                                                     ------------
                                                                     $  7,624,590
                                                                     ------------
                 Diversified Financial Services - 1.7%
  1,625,000      Bombardier Capital, Inc., 7.09%, 3/30/07            $  1,635,156
  2,360,000      Dollar Financial Group, 9.75%, 11/15/11                2,478,000
  5,250,000      Glencore Funding LLC, 6.0%, 4/15/14 (144A)             4,972,706
     10,000      MDP Acquisitions Plc, 10.125%, 10/1/12 (144A)             13,567
                                                                     ------------
                                                                     $  9,099,429
                                                                     ------------
                 Total Diversified Financials                        $ 16,724,019
                                                                     ------------
                 Insurance - 0.8%
                 Life & Health Insurance - 0.3%
  1,881,000      Presidential Life Corp., 7.875%, 2/15/09            $  1,862,190
                                                                     ------------
                 Multi-Line Insurance - 0.1%
    600,000      Allmerica Financial Corp., 7.625%, 10/15/25         $    649,402
                                                                     ------------
                 Property & Casualty Insurance - 0.4%
  2,000,000      Kingsway America, Inc., 7.5%, 2/1/14                $  2,090,820
                                                                     ------------
                 Total Insurance                                     $  4,602,412
                                                                     ------------
                 Real Estate - 1.2%
                 Real Estate Investment Trusts - 1.2%
  2,738,000      Host Marriot LP, 6.375%, 3/15/15 (144A)             $  2,604,523
     10,000      Meristar Hospitality Operations Finance Corp.,
                   10.5%, 6/15/09                                          10,500
  3,750,000      Trustreet Properties, Inc., 7.5%, 4/1/15 (144A)        3,759,375
                                                                     ------------
                 Total Real Estate                                   $  6,374,398
                                                                     ------------
                 Software & Services - 1.6%
                 Application Software - 1.1%
  4,445,000      Riverdeep Group, Ltd., 9.25%, 4/15/11 (144A)        $  6,116,417
                                                                     ------------
                 Internet Software & Services - 0.5%
  2,950,000      Hanarotelecom, Inc., 7.0%, 2/1/12 (144A)            $  2,827,133
                                                                     ------------
                 Total Software & Services                           $  8,943,550
                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------


 Principal
  Amount                                                               Value
                Technology Hardware & Equipment - 0.9%
                Electronic Equipment & Instruments - 0.0%
$   15,000      General Cable Corp., 9.5%, 11/15/10                $     15,900
                                                                   ------------
                Electronic Manufacturing Services - 0.9%
 5,210,000      Sanmina-Sci Corp., 6.75%, 3/1/13 (144A)            $  4,662,950
                                                                   ------------
                Office Electronics - 0.0%
   100,000      Xerox Corp., 8.0%, 2/1/27                          $    101,000
                                                                   ------------
                Total Technology Hardware & Equipment              $  4,779,850
                                                                   ------------
                Semiconductors - 0.3%
 2,000,000      Magnachip Semiconductor, 8.0%, 12/15/14            $  1,730,000
                                                                   ------------
                Total Semiconductors                               $  1,730,000
                                                                   ------------
                Telecommunication Services - 8.6%
                Integrated Telecommunication Services - 1.9%
 2,500,000      Eschelon Operating Co., 8.375%, 3/15/10            $  2,168,750
 1,900,000      Eschelon Operating Co., 8.375%, 3/15/10               1,648,250
 5,270,000      Tele Norte Leste Participacoes, 8.0%, 12/18/13        5,270,000
 2,450,000      Zeus Special Sub, Ltd., Floating Rate Note,
                  2/1/15 (144A)                                       1,482,250
                                                                   ------------
                                                                   $ 10,569,250
                                                                   ------------
                Wireless Telecommunication Services - 6.7%
 1,750,000      Alamosa Delaware, 8.5%, 1/31/12                    $  1,811,250
 2,350,000      Horizon PCS, Inc., 11.375%, 7/15/12 (144A)            2,596,750
 5,500,000      Inmarsat Finance Plc, Floating Rate Note,
                  11/15/12                                            4,070,000
 6,400,000      Iwo Escrow Co., Floating Rate Note, 1/15/15
                  (144A)                                              4,032,000
 3,315,000      MetroPCS, Inc., 10.75%, 10/1/11 (144A)                3,861,975
 3,000,000      Mobile Telesystems Finance, 8.0%, 1/28/12             3,000,000
 1,889,000      Mobile Telesystems Finance, 8.375%, 10/14/10
                  (144A)                                              1,936,225
    10,000      Rogers Cantel, Inc., 10.5%, 6/1/06                        8,452
 8,200,000      Rogers Wireless, Inc., 7.625%, 12/15/11               6,643,368
 2,535,000      Ubiquitel Operating Co., 9.875%, 3/1/11               2,744,138
 2,000,000      UBS Vimpelcom, 8.0%, 2/11/10 (144A)                   1,990,000

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


 Principal
  Amount                                                            Value
                 Wireless Telecommunication Services - continued
$ 1,850,000      UBS Vimpelcom, 8.375%, 10/22/11 (144A)         $  1,850,000
  1,750,000      UBS Vimpelcom, 10.0%, 6/16/09 (144A)              1,863,750
                                                                ------------
                                                                $ 36,407,908
                                                                ------------
                 Total Telecommunication Services               $ 46,977,158
                                                                ------------
                 Utilities - 4.1%
                 Electric Utilities - 2.9%
  5,907,000      AES Chivor, 9.75%, 12/30/14 (144A)             $  5,951,303
  1,865,000      FPL Energy National Wind, 6.125%, 3/25/19
                   (144A)                                          1,807,950
  2,850,000      Juniper Generation, 6.79%, 12/31/14 (144A)        2,817,339
  5,435,331      Ormat Funding Corp., 8.25%, 12/30/20              5,408,154
                                                                ------------
                                                                $ 15,984,746
                                                                ------------
                 Multi-Utilities & Unregulated Power - 0.5%
  2,670,000      Reliant Energy, Inc., 6.75%, 12/15/14          $  2,362,950
                                                                ------------
                 Water Utilities - 0.7%
  2,950,000      FG4 SA, 8.375%, 4/30/15 (144A)                 $  3,926,484
                                                                ------------
                 Total Utilities                                $ 22,274,180
                                                                ------------
                 TOTAL CORPORATE BONDS
                 (Cost $504,774,552)                            $496,224,270
                                                                ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------


       Principal
         Amount
        USD ($)                                                               Value
                          FOREIGN GOVERNMENT BONDS - 4.2%
ITL  2,100,000,000        Banco Nac De Desen Econo, 8.0%, 4/28/10        $  1,465,223
         2,405,000        Federal Republic of Brazil, 7.875%, 3/7/15        2,320,825
         4,150,000        Republic of Columbia, 10.75%, 1/15/13             4,704,025
COP 10,258,000,000        Republic of Columbia, 12.0%, 10/22/15             4,244,027
           285,000        Republic of Ecuador, 0.0%, 8/15/30 (d)              228,000
         4,500,000        Republic of Panama, 7.25%, 3/15/15                4,668,750
         3,000,000        Republic of Peru, 8.375%, 5/3/16                  3,210,000
           570,000        Republic of Peru, 9.875%, 2/6/15                    669,038
         1,000,000        United Mexican States, 5.5%, 2/17/20              1,316,866
                                                                         ------------
                                                                         $ 22,826,754
                                                                         ------------
                          TOTAL FOREIGN GOVERNMENT BONDS
                          (Cost $22,567,997)                             $ 22,826,754
                                                                         ------------
                          MUNICIPAL BONDS - 1.0%
                          Government - 1.0%
         2,500,000        Badger Tobacco Asset Securitization Corp.,
                            6.375%, 6/1/32                               $  2,553,325
            15,000        New Jersey Economic Development Authority
                            Special Facility Revenue, 7.0%, 11/15/30           13,158
           500,000        Tobacco Settlement Financing Corp.,
                            6.125%, 6/1/32                                    503,820
         1,100,000        Tobacco Settlement Financing Corp.,
                            6.25%, 6/1/42                                   1,108,052
         1,000,000        Tobacco Settlement Financing Corp.,
                            7.0%, 6/1/41                                    1,080,550
                                                                         ------------
                                                                         $  5,258,905
                                                                         ------------
                          Municipal Facilities - 0.0%
           250,000        East Chicago Industry Exempt Facilities,
                            7.0%, 1/1/14                                 $    265,383
                                                                         ------------
                          Total Government                               $  5,524,288
                                                                         ------------
                          TOTAL MUNICIPAL BONDS
                          (Cost $4,858,253)                              $  5,524,288
                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                             Value
                TEMPORARY CASH INVESTMENT - 3.0%
                Securities Lending Collateral - 3.0%
 16,610,398     Securities Lending Investment Fund, 2.88%                        $ 16,610,398
                                                                                 ------------
                TOTAL TEMPORARY CASH INVESTMENT
                (Cost $16,610,398)                                               $ 16,610,398
                                                                                 ------------
                TOTAL INVESTMENT IN SECURITIES - 100.7%
                (Cost 559,577,070) (a)(b)                                        $551,758,995
                                                                                 ------------
                OTHER ASSETS AND LIABILITIES - (0.7)%                            $ (3,911,338)
                                                                                 ------------
                TOTAL NET ASSETS - 100%                                          $547,847,659
                                                                                 ============

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2005, the value of these securities amounted to $288,994,038 or 52.8% of total net assets.

(a) At April 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $559,578,059 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                        $  9,029,024
         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                         (16,848,087)
                                                                                 ------------
         Net unrealized loss                                                     $ (7,819,064)
                                                                                 ============

(b) Distribution of investment by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

         United States               69.0%
         Brazil                       3.7
         Mexico                       3.6
         Norway                       3.2
         Columbia                     3.2
         France                       3.2
         Ecuador                      2.7
         Russia                       2.2
         Sweden                       1.8
         Luxembourg                   1.7
         Australia                    1.7
         United Kingdom               1.6
         Ireland                      1.5
         Canada                       0.9
                                    -----
                                    100.0%
                                    =====

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/05 (unaudited)                          (continued)
--------------------------------------------------------------------------------

(c)  At April 30, 2005, the following securities were out on loan:

                                                                    Market
     Shares                        Security                        Value
      607,000     AMR Corp., 9.0%, 9/15/16                      $   446,145
    2,905,500     Delphi Corp., 6.55%, 6/15/06                    2,716,643
    3,544,000     Duane Reade, Inc., 9.75%, 8/1/11                3,047,840
    4,251,750     Hanger Orthopedic Group, 10.375% 2/15/09        4,039,163
    2,625,000     Northwest Airlines, Inc., 10.0%, 2/1/09         1,312,500
      187,000     Northwest Airlines, Inc., 7.875%, 3/15/08          93,500
    4,368,750     United Rentals NA, Inc., 7.75%, 11/15/13        4,095,703
                                                                -----------
                  Total                                         $15,751,494
                                                                ===========

(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2005 aggregated $432,978,700 and $67,284,496, respectively.

Note: Principal amounts are denominated in US dollars unless otherwise denoted:

COP             Columbian Peso
ITL             Italian Lira
NOK             Norwegian Kroner

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/05
-----------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $15,751,494) (cost $559,577,070)                             $551,758,995
  Cash                                                              6,167,973
  Foreign currencies, at value (cost $2,843,649)                    2,836,270
  Receivables -
     Fund shares sold                                               6,080,596
     Interest                                                      11,952,884
  Other                                                               119,713
                                                                 ------------
       Total assets                                              $578,916,431
                                                                 ------------
LIABILITIES:
  Payables -
     Investment securities purchased                             $  9,807,375
     Fund shares repurchased                                        2,234,032
     Dividends                                                      1,656,643
     Upon return of securities loaned                              16,610,398
  Due to affiliates                                                   737,965
  Accrued expenses                                                     22,359
                                                                 ------------
       Total liabilities                                         $ 31,068,772
                                                                 ------------
NET ASSETS:
  Paid-in capital                                                $552,091,981
  Undistributed net investment income                                 669,666
  Accumulated net realized gain on investments and foreign
    currency transactions                                           2,820,252
  Net unrealized loss on investments                               (7,818,075)
  Net unrealized gain on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                         83,835
                                                                 ------------
       Total net assets                                          $547,847,659
                                                                 ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $243,039,293/20,551,594 shares)              $      11.83
                                                                 ============
  Class B (based on $71,832,838/6,086,618 shares)                $      11.80
                                                                 ============
  Class C (based on $232,975,528/19,791,529 shares)              $      11.77
                                                                 ============
MAXIMUM OFFERING PRICE:
  Class A ($11.83 [divided by] 95.5%)                            $      12.39
                                                                 ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------
For the Six Months Ended 4/30/05 (unaudited)

INVESTMENT INCOME:
  Interest                                                  $ 16,173,658
  Income from securities loaned, net                              82,869
                                                            ------------
     Total investment income                                                    $ 16,256,527
                                                                                ------------
EXPENSES:
  Management fees                                           $  1,309,312
  Transfer agent fees and expenses
     Class A                                                     126,155
     Class B                                                      42,412
     Class C                                                     101,861
  Distribution fees
     Class A                                                     202,369
     Class B                                                     222,046
     Class C                                                     840,841
  Administrative reimbursements                                   29,088
  Custodian fees                                                  18,317
  Registration fees                                               82,924
  Professional fees                                                5,814
  Printing expense                                                11,581
  Fees and expenses of nonaffiliated trustees                      3,917
  Miscellaneous                                                    6,658
                                                            ------------
     Total expenses                                                             $  3,003,295
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                            (465,983)
     Less fees paid indirectly                                                        (2,748)
                                                                                ------------
     Net expenses                                                               $  2,534,564
                                                                                ------------
       Net investment income                                                    $ 13,721,963
                                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
     Investments                                            $  2,818,744
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies          83,847        $  2,902,591
                                                            ------------        ------------
  Change in net unrealized gain (loss) on:
     Investments                                            $(13,227,855)
     Forward foreign currency contracts and other assets
       and liabilities denominated in foregin currencies          94,011        $(13,133,844)
                                                            ------------        ------------
     Net loss on investments and foreign currency
       transactions                                                             $(10,231,253)
                                                                                ------------
     Net increase in net assets resulting from operations                       $  3,490,710
                                                                                ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
For the Six Months Ended 4/30/05 and the Year Ended 10/31/04

                                                           Six Months
                                                              Ended
                                                             4/30/05        Year Ended
                                                           (unaudited)       10/31/04
FROM OPERATIONS:
Net investment income                                    $  13,721,963        6,189,994
Net realized gain (loss) on investments                      2,902,591         (145,194)
Change in net unrealized gain (loss) on investments        (13,133,844)       5,332,646
                                                         -------------        ---------
    Net increase in net assets resulting from
     operations                                          $   3,490,710       11,377,446
                                                         -------------       ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.46 and $0.89 per share, respectively)    $  (6,029,452)      (2,348,993)
    Class B ($0.40 and $0.81 per share, respectively)       (1,480,064)        (703,070)
    Class C ($0.41 and $0.76 per share, respectively)       (5,619,042)      (3,014,693)
Net realized gain:
    Class A ($0.00 and $0.21 per share, respectively)                -          (15,555)
    Class B ($0.00 and $0.21 per share, respectively)                -              (18)
    Class C ($0.00 and $0.21 per share, respectively)                -              (18)
                                                         -------------       ----------
     Total distributions to shareowners                  $ (13,128,558)   $  (6,082,347)
                                                         -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 421,137,378    $ 187,814,852
Reinvestment of distributions                                5,644,160        2,242,239
Cost of shares repurchased                                 (52,268,039)     (13,228,162)
                                                         -------------    -------------
    Net increase in net assets resulting from Fund
     share transactions                                  $ 374,513,499    $ 176,828,929
                                                         -------------    -------------
    Net increase in net assets                           $ 364,875,653    $ 182,124,028
NET ASSETS:
Beginning of period                                        182,972,008          847,980
                                                         -------------    -------------
End of period (including undistributed net investment
  income of $669,666 and $76,261, respectively)          $ 547,847,659    $ 182,972,008
                                                         =============    =============

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                               (continued)
-----------------------------------------------------------------------------


                                  '05 Shares      '05 Amount
                                  (unaudited)      (unaudited)     '04 Shares    '04 Amount
CLASS A
Shares sold                        16,429,129    $ 199,760,515     6,555,677    $ 74,330,596
Reinvestment of distributions         235,716        2,845,839        77,768         885,202
Less shares repurchased            (2,053,780)     (24,823,408)     (767,916)     (7,819,960)
                                   ----------    -------------     ---------    ------------
    Net increase                   14,611,065    $ 177,782,946     5,865,529    $ 67,395,838
                                   ==========    =============     =========    ============
CLASS B
Shares sold                         4,496,830    $  54,519,799     1,824,415    $ 20,850,138
Reinvestment of distributions          49,033          590,721        21,373         242,401
Less shares repurchased              (194,339)      (2,345,909)     (110,694)     (1,251,239)
                                   ----------    -------------     ---------    ------------
    Net increase                    4,351,524    $  52,764,611     1,735,094    $ 19,841,300
                                   ==========    =============     =========    ============
CLASS C
Shares sold                        13,802,809    $ 166,857,064     8,154,427    $ 92,634,118
Reinvestment of distributions         183,526        2,207,600        98,280       1,114,636
Less shares repurchased            (2,076,204)     (25,098,722)     (371,309)     (4,156,963)
                                   ----------    -------------     ---------    ------------
    Net increase                   11,910,131    $ 143,965,942     7,881,398    $ 89,591,791
                                   ==========    =============     =========    ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                            Six Months
                                                              Ended
                                                              4/30/05    Year Ended   Year Ended   Year Ended  8/27/01(a) to
                                                            (unaudited)   10/31/04     10/31/03     10/31/02      10/31/03
CLASS A
Net asset value, beginning of period                          $  11.79     $  11.31     $   8.56     $   9.51     $  10.00
                                                              --------     --------     --------     --------     --------
Increase (decrease) from investment operations:
 Net investment income                                        $   0.46     $   0.69     $   1.00     $   1.02     $   0.12
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                               0.03         0.89         2.75        (0.95)       (0.49)
                                                              --------     --------     --------     --------     --------
 Net increase (decrease) from investment operations           $   0.49     $   1.58     $   3.75     $   0.07     $  (0.37)
Distributions to shareowners:
 Net investment income                                           (0.45)       (0.89)       (1.00)       (1.02)       (0.12)
 Net realized gain                                                   -        (0.21)           -            -            -
                                                              --------     --------     --------     --------     --------
Net increase (decrease) in net asset value                    $   0.04     $   0.48     $   2.75     $  (0.95)    $  (0.49)
                                                              --------     --------     --------     --------     --------
Net asset value, end of period                                $  11.83     $  11.79     $  11.31     $   8.56     $   9.51
                                                              ========     ========     ========     ========     ========
Total return*                                                     4.17%       14.82%       45.58%        0.31%       (3.65)%
Ratio of net expenses to average net assets+                      0.92%**      0.75%        0.75%        0.75%        0.75%**
Ratio of net investment income to average net assets+             7.75%**      8.02%        9.76%       10.79%        7.17%**
Portfolio turnover rate                                             37%**        50%         124%          47%          89%**
Net assets, end of period (in thousands)                      $243,039     $ 70,063     $    848     $    642     $    713
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.19%**      1.41%       14.37%       18.70%       30.55%**
 Net investment income (loss)                                     7.48%**      7.36%       (3.68)%      (7.16)%     (22.63)%**
Ratios with waiver of management fees by PIM and reduction
  for fees paid indirectly:
 Net expenses                                                     0.92%**      0.75%        0.75%        0.75%        0.75%**
 Net investment income                                            7.75%**      8.02%        9.76%       10.79%        7.17%**


(a) The Fund commenced operations on 8/27/01 and was first publicly offered on December 1, 2003.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                            Six Months
                                                               Ended
                                                              4/30/05       12/1/03(a) to
                                                            (unaudited)       10/31/04
CLASS B
Net asset value, beginning of period                         $ 11.76          $ 11.47
                                                             -------          -------
Increase from investment operations:
  Net investment income                                      $  0.41          $  0.82
  Net realized and unrealized gain on investments and
   foreign currency transactions                                0.03             0.49
                                                             -------          -------
  Net increase from investment operations                    $  0.44          $  1.31
Distributions to shareowners:
  Net investment income                                        (0.40)           (0.81)
  Net realized gain                                                -            (0.21)
                                                             -------          -------
Net increase in net asset value                              $  0.04          $  0.29
                                                             -------          -------
Net asset value, end of period                               $ 11.80          $ 11.76
                                                             =======          =======
Total return*                                                   3.74%           12.12%
Ratio of net expenses to average net assets+                    1.74%**          1.58%**
Ratio of net investment income to average net assets+           7.01%**          7.26%**
Portfolio turnover rate                                           37%**            50%
Net assets, end of period (in thousands)                     $71,833          $20,408
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
  Net expenses                                                  1.98%**          2.20%**
  Net investment income                                         6.77%**          6.64%**
Ratios with waiver of management fees paid by PIM
  and reduction for fees paid indirectly:
  Net expenses                                                  1.74%**          1.58%**
  Net investment income                                         7.01%**          7.26%**

(a)  Class B shares were first publicly offered December 1, 2003.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges.
     Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------


                                                             Six Months
                                                               Ended
                                                              4/30/05        12/1/03(a) to
                                                            (undaudited)       10/31/04
CLASS C
Net asset value, beginning of period                         $  11.74          $  11.47
                                                             --------          --------
Increase from investment operations:
  Net investment income                                      $   0.42          $   0.77
  Net realized and unrealized gain on investments and
   foreign currency transactions                                 0.02              0.47
                                                             --------          --------
  Net increase from investment operations                    $   0.44          $   1.24
Distributions to shareowners:
  Net investment income                                         (0.41)            (0.76)
  Net realized gain                                                -              (0.21)
                                                             --------          --------
Net increase in net asset value                              $   0.03          $   0.27
                                                             --------          --------
Net asset value, end of period                               $  11.77          $  11.74
                                                             ========          ========
Total return*                                                    3.68%            11.45%
Ratio of net expenses to average net assets+                     1.67%**           1.51%**
Ratio of net investment income to average net assets+            7.01%**           7.30%**
Portfolio turnover rate                                            37%**             50%
Net assets, end of period (in thousands)                     $232,976          $ 92,501
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
  Net expenses                                                   1.91%**           2.11%**
  Net investment income                                          6.77%**           6.70%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                   1.67%**           1.51%**
  Net investment income                                          7.01%**           7.30%**

(a)  Class C shares were first publicly offered on December 1,2003.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges.
     Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Global High Yield Fund (the Fund), is a Delaware statutory trust, registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on May 5, 2001 and commenced operations on August 27, 2001. Prior to August 27, 2001 the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The Fund's shares, including Class A Shares, were first publicly offered on December 1, 2003. Prior to December 1, 2003, the Fund shares outstanding were owned by PFD. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Fund offers three classes of shares - Class A, Class B, and Class C shares. Shares of Class A, Class B, and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     they are traded. Fixed income securities with remaining maturities of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and rating. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of the Board of Trustees and may include yield equivalents or a pricing matrix. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of April 30, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Discounts and premiums on debt securities are accreted or amortized daily, respectively, on a yield-to-maturity basis into interest income with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     The Fund invests in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

     The Fund's investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At April 30, 2005, the Fund had no outstanding portfolio or settlement hedges.

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended October 31, 2004 were as follows:

--------------------------------------------------
                                              2004
--------------------------------------------------
Distributions paid from:
   Ordinary income                      $6,066,756
   Long-term capital gain                   15,591
   Return of capital                             -
                                        ----------
    Total                               $6,082,347
                                        ==========
--------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2004:

--------------------------------------------------
                                         2004
--------------------------------------------------
  Undistributed ordinary income      $   77,249
  Capital loss carryforward             (82,339)
  Unrealized appreciation             5,398,616
                                     ----------
    Total                            $5,393,526
                                     ==========
--------------------------------------------------

     The difference between book basis and tax basis unrealized appre ciation is attributable to accrued interest on defaulted bonds.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $247,902 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2005.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C of the Fund, respectively (see
     Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

G.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, the Fund's investment adviser, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; and 0.65% of the next $500 million; and 0.60% on the assets over $1 billion.

Through March 1, 2005, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 0.75% of the average daily net assets attributable to Class A shares; the portion of Fund expenses attributable to Class B and Class C shares will be reduced only to the extent such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2005, $322,722 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $114,732 in transfer agent fees payable to PIMSS at April 30, 2005.

4.   Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $300,511 in distribution fees payable to PFD at April 30, 2005.

In addition, redemptions of certain classes of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. The six months ended April 30, 2005, CDSCs in the amount of $74,806 were paid to PFD.

Effective March 2, 2004, the Fund charges a 2.0% redemption fee on Class A, Class B, and Class C shares sold within 30 days of purchase. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the six months ended April 30, 2005, the Fund collected $72,608 in redemption fees, which are included in the Fund's capital account.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2005, the Fund's expenses were reduced by $2,748 under such arrangements.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and two indices, in each case selected by the Independent Trustees for this purpose,
(ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the first quintile of the peer group for the 12 months ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

     administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) for the 12 months ended June 30, 2004 was in the first quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio (after giving effect to the expense limitation) was lower than that of comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels in a reasonable manner as the Fund grows in size between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                                     Pioneer Ibbotson Growth
Pioneer Fund                                      Allocation Fund
Pioneer Balanced Fund                           Pioneer Ibbotson Aggressive
Pioneer Cullen Value Fund                         Allocation Fund
Pioneer Equity Income Fund                      Pioneer Ibbotson Conservative
Pioneer Equity Opportunity Fund                   Allocation Fund
Pioneer Growth Opportunities Fund
Pioneer Growth Shares                           International/Global Equity
Pioneer Mid Cap Growth Fund                     Pioneer Emerging Markets Fund
Pioneer Mid Cap Value Fund                      Pioneer Europe Select Fund
Pioneer Oak Ridge Large Cap                     Pioneer Europe Fund
  Growth Fund                                   Pioneer International Equity Fund
Pioneer Oak Ridge Small Cap                     Pioneer International Value Fund
  Growth Fund
Pioneer AmPac Growth Fund(1)                    Fixed Income
Pioneer Small and Mid Cap                       Pioneer America Income Trust
  Growth Fund(2)                                Pioneer Bond Fund
Pioneer Growth Leaders Fund(3)                  Pioneer California Tax Free
Pioneer Strategic Growth Fund(4)                  Income Fund
Pioneer Real Estate Shares                      Pioneer Global High Yield Fund
Pioneer Research Fund                           Pioneer High Yield Fund
Pioneer Small Cap Value Fund                    Pioneer Municipal Bond Fund
Pioneer Small Company Fund                      Pioneer Short Term Income Fund
Pioneer Value Fund                              Pioneer Strategic Income Fund
                                                Pioneer Tax Free Income Fund
Asset Allocation
Pioneer Ibbotson Moderate                       Money Market
  Allocation Fund                               Pioneer Cash Reserves Fund*
                                                Pioneer Tax Free Money Market Fund

(1)  Formerly Pioneer Papp America-Pacific Rim Fund
(2)  Formerly Pioneer Papp Small and Mid Cap Growth Fund
(3)  Formerly Pioneer Papp Stock Fund
(4)  Formerly Pioneer Papp Strategic Growth Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pioneer Global High Yield Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                        Officers
John F. Cogan, Jr., Chairman                    John F. Cogan, Jr., President
David R. Bock                                   Osbert M. Hood, Executive
Mary K. Bush                                      Vice President
Margaret B.W. Graham                            Vincent Nave, Treasurer
Osbert M. Hood                                  Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com and the Securities and Exchange Commission's web site at http://www.sec.gov.


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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                      ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                       www.pioneerfunds.com

This report is authorized for distribution only when preceded or accompanied by a prospectus for the portfolio being offered. For more information on other Pioneer mutual funds, including charges and expenses, call 800-225-6292 and request a prospectus. Please read it carefully before investing or sending money.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[Logo] Pioneer
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com




17627-00-0605
(C)2005 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds,
Member SIPC




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Global High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  June 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 28, 2005

* Print the name and title of each signing officer under his or her signature.